Consolidated Condensed Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net income	$ 250	$ 157
Discontinued operations:
(Gain) loss on dispositions, net	8	20
Depreciation and amortization	125	135
Amortization of deferred gains	(43)	(42)
(Gain) loss on asset dispositions and impairments, net	8	31
Stock-based compensation expense	34	37
Excess stock-based compensation tax benefit	(68)	(18)
Distributions in excess (deficit) of equity earnings	(8)	(3)
Non-cash portion of income tax (benefit) expense	32	4
Other non-cash adjustments to net income	22	19
Decrease (increase) in restricted cash	7	(16)
Other changes in working capital	165	(109)
Securitized VOI notes receivable activity, net	69	57
Unsecuritized VOI notes receivable activity, net	(67)	(66)
Accrued and deferred income taxes and other	12	(84)
Cash (used for) from operating activities	546	122
Investing Activities
Purchases of plant, property and equipment	(150)	(141)
Proceeds from asset sales, net of transaction costs	31	291
(Issuance) collection of notes receivable, net	2	0
Acquisitions, net of acquired cash	(1)	0
Distributions (contributions) from (to) investments, net	1	2
Other, net	(11)	(13)
Cash (used for) from investing activities	(128)	139
Financing Activities
(Increase) decrease in restricted cash	49	0
Long-term debt repaid	(565)	(4)
Long-term securitized debt repaid	(83)	(72)
Long-term debt issued	9
Dividends paid	(4)	(3)
Proceeds from employee stock option exercises	39	55
Excess stock-based compensation tax benefit	68	18
Share repurchases	(61)	0
Other, net	(56)	(29)
Cash (used for) from financing activities	(604)	(35)
Exchange rate effect on cash and cash equivalents	2	20
(Decrease) increase in cash and cash equivalents	(184)	246
Cash and cash equivalents - beginning of period	454	753
Cash and cash equivalents - end of period	270	999
Cash paid (received) during the period for:
Interest	89	103
Income taxes, net of refunds	$ 52	$ 67